Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Bonus	$ 1,409,860	$ 1,094,582	$ 384,750
Professional fees	709,454	332,589	380,277
Research and development costs	357,469	516,961	268,140
Deferred compensation to former officers		0	111,271
Other	162,251	159,269	41,157
Total accrued expenses	$ 2,639,034	$ 2,103,401	$ 1,185,595